Accounting Policies - Reconciliation of carrying amounts fin assets FVOCI initial application of IFRS 9 (Detail) - Financial assets at fair value through other comprehensive income, category [member]
€ in Millions
Jan. 01, 2018 EUR (€)
Available-for-sale [member] | (To) / from Equity securities at FVOCI [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	€ 0
Reclassification, financial assets	(3,800)
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	(3,800)
Available-for-sale [member] | (To) / from Debt securities at FVOCI [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	(30,033)
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	(30,033)
Available-for-sale [member] | (To)/ from Equity securities at FVPL [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	(183)
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	(183)
Available-for-sale [member] | (To)/ from Amortised cost [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	(34,979)
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	(34,979)
Available-for-sale [member] | (To) / from Debt securities at FVPL [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	(735)
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	(735)
Debt securities [member] | (To) / from Available-for-sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	30,033
Remeasurement, financial assets	(2)
Carrying amount of assets IFRS 9, financial assets	30,031
Debt securities [member] | (To) / from Other Assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	426
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	426
Debt securities [member] | Recognition of expected credit losses [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	0
Remeasurement, financial assets	(20)
Carrying amount of assets IFRS 9, financial assets	(20)
Trading equity securities [member] | (To) / from Available-for-sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Reclassification, financial assets	3,800
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	3,800
Loans And Advances [Member] | (To) / from Loans and advances to customers [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Reclassification, financial assets	3,059
Remeasurement, financial assets	291
Carrying amount of assets IFRS 9, financial assets	3,350
Loans And Advances [Member] | (To) / from Other Assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Reclassification, financial assets	14
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	€ 14